DEPOSITS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Maturing within: three months ending
December 31, 2013	$ 78,663,900
March 31, 2014	74,277,255
June 30, 2014	59,659,114
September 30, 2014	40,360,758
Maturing within: year ending September 30:
2015	84,319,971
2016	16,327,061
2017	2,805,819
2018	2,231,198
Total certificates of deposit	358,645,076	445,330,576
Interest expense on deposits
Interest-bearing checking	476,217	1,179,971	2,563,968
Savings	69,725	81,415	58,269
Money market	516,768	821,901	1,295,459
Certificates of deposit	3,902,473	5,109,586	7,409,683
Total	$ 4,965,183	$ 7,192,873	$ 11,327,379